Dryden Government Securities Trust

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

March 7, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:	Dryden Government Securities Trust
Registration Nos. 2-74139 and 811-3264

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and the statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N1-A, which was electronically filed with the Commission on March 7, 2005.

The foregoing is being filed electronically via the EDGAR system.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary